Segment Reporting (Details) $ in Thousands	3 Months Ended						12 Months Ended
	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)		Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 USD ($) Segment		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Statement [Abstract]
Investment income (loss), net	$ 500			$ (25,117)	$ (10,811)	$ 2,091	$ (54,010)		$ 15,534	$ 132,620
Loss on financial instruments, net	(3,461)			(12,020)	(56,011)	(2,180)	(51,421)		31,837	(30,670)
Interest income	116			85	73		412		7,398	2,082
Trust services and administration revenues	102	$ 8,400			0		0		20,300	19,400
Total revenues	(2,743)			(37,044)	(66,618)	2,364	(104,903)		55,311	140,329
Employee compensation and benefits	35,823			11,565	10,125	10,910	45,527		48,523	128,582
Interest expense	3,784			3,619	2,110		15,471		27,457	32,551
Professional services	10,373			7,857	5,449	4,939	38,422		17,801	19,045
Provision for credit losses	0			18,790	9,383	0	20,580		18,755	0
Loss on impairment of goodwill	1,096,305			0
Other expenses	6,942			7,076	6,149		28,269		13,895	7,564
Total operating expenses	1,153,227			48,907	33,216	25,601	148,269		126,431	187,742
Operating loss	(1,155,970)			(85,951)	(99,834)	(23,237)	(253,172)		(71,120)	(47,413)
Other income					2	$ 0	86		2	36,267
Statement of Financial Position [Abstract]
Investments	489,290	497,221			674,170		497,221
Other assets, net (related party of $2,195 and nil)	31,852	42,448			95,988		42,448
Goodwill and intangible assets, net	1,274,721	2,371,026			2,370,850		2,371,026		2,370,850	2,371,035	$ 2,371,199
Total assets	1,795,863	2,910,695	[1]		3,141,008		$ 2,910,695	[1]
Reportable segments | Segment							3
Previously Reported [Member]
Income Statement [Abstract]
Trust services and administration revenues									540	30
Ben Liquidity
Income Statement [Abstract]
Operating loss	(903,026)			(32,853)
Statement of Financial Position [Abstract]
Total assets	1,135,322	2,111,580					$ 2,111,580
Ben Custody
Income Statement [Abstract]
Operating loss	(189,997)			6,163
Statement of Financial Position [Abstract]
Total assets	448,545	641,685					641,685
Customer ExAlt Trusts
Income Statement [Abstract]
Operating loss	(38,410)			(80,172)
Statement of Financial Position [Abstract]
Total assets	495,322	502,306					502,306
Operating Segments | Ben Liquidity
Income Statement [Abstract]
Investment income (loss), net					0		0
Loss on financial instruments, net					0		0
Interest income					0		0
Trust services and administration revenues					121		0		510
Total revenues	12,007			14,311	17,911		50,819		56,439
Employee compensation and benefits	2,493			2,204	2,200		8,527		8,328	6,216
Interest expense	758			634	538		2,893		12,812	11,496
Professional services	633			693	915		2,849		3,100	3,656
Provision for credit losses					0		0
Loss on impairment of goodwill	901,000
Other expenses	654			531	436		2,313		2,127	(165)
Total operating expenses	915,033			47,164	38,210		97,331		35,248	26,581
Operating loss					(20,299)		(46,512)		21,191	25,238
Other income					0		0
Statement of Financial Position [Abstract]
Investments held by Customer ExAlt Trusts (related party of $76,154 and $127,284)	304,167	376,253			418,793		376,253
Investments		0					0
Other assets, net (related party of $2,195 and nil)	6,275	9,447			31,563		9,447
Goodwill and intangible assets, net	824,880	1,725,880					1,725,880
Total assets		2,111,580			450,356		2,111,580
Operating Segments | Ben Custody
Income Statement [Abstract]
Investment income (loss), net					0		0
Loss on financial instruments, net					0		0
Interest income					0		0
Trust services and administration revenues	8			8	8		30		30	30
Total revenues	6,576			7,290	8,416		29,042		20,288
Employee compensation and benefits	560			459	517		2,219		2,031	1,915
Interest expense					0		0
Professional services	501			505	446		2,018		1,552	1,190
Provision for credit losses					0		0
Loss on impairment of goodwill	195,305
Other expenses	207			163	152		759		512	382
Total operating expenses	196,573			1,127	1,115		4,996		4,095	3,487
Operating loss					7,301		24,046		16,193	15,922
Other income					0		0
Statement of Financial Position [Abstract]
Investments held by Customer ExAlt Trusts (related party of $76,154 and $127,284)		0					0
Investments		0					0
Other assets, net (related party of $2,195 and nil)	49,631	47,466			46,933		47,466
Goodwill and intangible assets, net	398,914	594,219					594,219
Total assets		641,685			46,933		641,685
Operating Segments | Customer ExAlt Trusts
Income Statement [Abstract]
Investment income (loss), net	500			(25,117)	(10,811)		(54,010)		15,534	0
Loss on financial instruments, net	(1,803)			(10,784)	(44,661)		(35,085)		29,512	(15,838)
Interest income	8			4	0		54		7,110	1,819
Trust services and administration revenues					0		0
Total revenues	(1,295)			(35,897)	(55,472)		(89,041)		52,156
Employee compensation and benefits					0		0
Interest expense	1,874			2,329	1,046		0			4,675
Professional services	1,261			582	0		5,033		350
Provision for credit losses				12,607	4,774		13,843		14,318
Other expenses	356			600	1,860		1,905		695	502
Total operating expenses	37,115			44,275	38,141		158,997		98,506	80,817
Operating loss					(93,613)		(248,038)		(46,350)	37,784
Other income					0		0
Statement of Financial Position [Abstract]
Investments held by Customer ExAlt Trusts (related party of $76,154 and $127,284)		0					0
Investments	486,944	491,859			659,921		491,859
Other assets, net (related party of $2,195 and nil)	8,378	10,447			20,106		10,447
Goodwill and intangible assets, net		0					0
Total assets		502,306			680,027		502,306
Corporate & Other
Income Statement [Abstract]
Investment income (loss), net					0		0
Loss on financial instruments, net	(1,658)			(1,236)	(11,350)		(16,336)		2,325	(14,832)
Interest income	108			81	73		358		288	285
Trust services and administration revenues	94				0		0			0
Total revenues	(1,456)			(1,155)	(11,275)		(15,892)		2,615	21,720
Employee compensation and benefits	32,770			8,902	7,408		34,781		38,164	0
Interest expense	1,152			656	526		3,621		14,645	16,380
Professional services	7,978			6,077	4,088		28,522		12,799	0
Provision for credit losses				6,183	4,609		6,737		4,437
Other expenses	5,725			5,782	3,701		23,292		10,561	6,845
Total operating expenses	47,625			27,600	20,332		96,953		80,606	157,875
Operating loss	(49,081)			(28,755)	(31,607)		(112,845)		(77,991)	(136,155)
Other income					2		86		2	0
Statement of Financial Position [Abstract]
Investments held by Customer ExAlt Trusts (related party of $76,154 and $127,284)		0					0
Investments	2,346	5,362			14,249		5,362
Other assets, net (related party of $2,195 and nil)	16,807	21,849			43,670		21,849
Goodwill and intangible assets, net	50,927	50,927			2,370,850		50,927
Total assets	70,080	78,138			2,428,769		78,138
Consolidating Eliminations
Income Statement [Abstract]
Interest income	12,007			14,311	(17,790)		(50,819)		(55,929)	(51,819)
Trust services and administration revenues	6,568			7,282	(8,408)		(29,012)		(20,258)	(19,379)
Total revenues	18,575			21,593	(26,198)		(79,831)		(76,187)	(71,220)
Interest expense	29,780			23,691	(24,694)		(110,905)		(70,963)	(63,463)
Other expenses	3,844			4,466	(5,767)		(18,354)		(12,180)	(12,177)
Provision for loan losses	9,495			43,102	(34,121)		(80,749)		(8,881)	(5,378)
Total operating expenses	43,119			71,259	(64,582)		(210,008)		(92,024)	(81,018)
Operating loss	24,544			49,666	38,384		130,177		15,837	9,798
Statement of Financial Position [Abstract]
Investments held by Customer ExAlt Trusts (related party of $76,154 and $127,284)	(304,167)	(376,253)			(418,793)		(376,253)
Investments		0					0
Other assets, net (related party of $2,195 and nil)	(49,239)	(46,761)			(46,284)		(46,761)
Goodwill and intangible assets, net		0					0
Total assets	(353,406)	$ (423,014)			(465,077)		(423,014)
Consolidating Eliminations | Ben Liquidity
Income Statement [Abstract]
Interest income	12,007			14,311	17,790		50,819		55,929	51,819
Trust services and administration revenues	0						0
Total revenues										51,819
Interest expense					0		0
Other expenses					0		0
Provision for loan losses	9,495			43,102	34,121		80,749		8,881	5,378
Consolidating Eliminations | Ben Custody
Income Statement [Abstract]
Trust services and administration revenues	6,568			7,282	8,408		29,012		20,258	19,379
Total revenues										19,409
Interest expense					0		0
Other expenses					0		0
Provision for loan losses					0		0
Consolidating Eliminations | Customer ExAlt Trusts
Income Statement [Abstract]
Interest income					0		0
Trust services and administration revenues					0		0
Total revenues										118,601
Interest expense	29,780			23,691	24,694		0		70,963	63,463
Other expenses	3,844			4,466	5,767		18,354		$ 12,180	12,177
Provision for loan losses				$ 0	$ 0		$ 0
Segment Reconciling Items
Income Statement [Abstract]
Interest income										$ (22)
Trust services and administration revenues	$ 8

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.